RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of major related parties and their relationships (Details)	12 Months Ended
Dec. 31, 2019
Xiao Shanglue
Nature of relationships	Founder and CEO of the Group
Hangzhou Yuepeng Trading Co Ltd
Nature of relationships	Ordinary shareholder of the Company, controlled by Mr. Xiao Shanglue, Founder and CEO of the Group
Lanlan Ltd
Nature of relationships	Ordinary shareholder of the Company, controlled by Mr. Xiao Shanglue, Founder and CEO of the Group
Small Ye Group
Nature of relationships	Controlled by Mr. Xiao Shanglue, Founder and CEO of the Group
Wuhan Dahong enterprise management partnership(LP)
Nature of relationships	Non-controlling interest
Jixi
Nature of relationships	An associate of the Group
Tianshi
Nature of relationships	An associate of the Group
Zhangtaihe
Nature of relationships	An associate of the Group
Weixin
Nature of relationships	An associate of the Group
Siwei
Nature of relationships	An associate of the Group
Zhaomu
Nature of relationships	An associate of the Group
Bixin
Nature of relationships	An associate of the Group
Dianhua
Nature of relationships	An associate of the Group
Haomei
Nature of relationships	An associate of the Group
Langfei
Nature of relationships	An associate of the Group
Liumang Yike
Nature of relationships	An associate of the Group
Misili
Nature of relationships	An associate of the Group
Yunnong
Nature of relationships	An associate of the Group
Zhengdao
Nature of relationships	An associate of the Group